JOINT VENTURES AND ASSOCIATES	6 Months Ended
Dec. 31, 2019
JOINT VENTURES AND ASSOCIATES
JOINT VENTURES AND ASSOCIATES

11. JOINT VENTURES AND ASSOCIATES

	12/31/2019	06/30/2019
Liabilities
Trigall Genetics S.A.	1,704,901	1,970,903
	1,704,901	1,970,903

	12/31/2019	06/30/2019
Assets
Synertech Industrias S.A.	24,232,713	25,297,376
Indrasa Biotecnología S.A.	38,268	23,652
	24,270,981	25,321,028

Changes in joint ventures and associates’ investments:

	12/31/2019	12/31/2018

As of the beginning of the period	23,350,125	17,059,757
Adjustment of opening net book amount for the application of IAS 29	—	8,206,634
Monetary contributions	—	127,728
Non-monetary contributions	250,000	97,096
Parent company investment	—	294,041
Loss of control of Indrasa Biotecnología S.A.	—	10,591
Revaluation of property, plant and equipment	355,702	301,235
Foreign currency translation	(2,688,252)	(1,813,351)
Share of profit or loss	1,298,505	812,593
As of the end of the period	22,566,080	25,096,324

Share of profit or loss of joint ventures and associates:

	12/31/2019	12/31/2018

Trigall Genetics S.A.	15,430	(79,998)
Semya S.A.	—	(21,961)
Synertech Industrias S.A.	1,267,200	906,547
Indrasa Biotecnología S.A.	15,875	8,005
	1,298,505	812,593